Award Timing Disclosure	12 Months Ended
May 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
Our equity awards, including stock options, are granted in accordance with a predetermined schedule, which coincides with regularly scheduled C&L Committee meetings that are scheduled more than one year in advance.
Annual grants of equity awards, including stock options, to our NEOs and members of the Board are approved during the regularly scheduled meeting of the C&L Committee in July after the release of our fiscal year-end
earnings and upcoming fiscal year financial guidance. Our trading black-out
period normally lifts on the second business day following such release of information. The C&L Committee may also grant equity awards to individuals upon hire or promotion to executive officer positions or appointment to the Board. These equity awards are not granted during any trading black-out
periods. Recipients are notified shortly after C&L Committee approval of their grant, noting the number of stock options, shares of time-based stock, target performance-based stock awards and goals, the vesting schedule, and exercise price. Any sales restrictions or other terms of the award are also communicated at that time.
The C&L Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	Annual grants of equity awards, including stock options, to our NEOs and members of the Board are approved during the regularly scheduled meeting of the C&L Committee in July after the release of our fiscal year-end
earnings and upcoming fiscal year financial guidance. Our trading black-out
period normally lifts on the second business day following such release of information.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The C&L Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false